UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08765

Managed High Yield Plus Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1.  Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—133.33%
Aerospace/defense—1.20%
BE Aerospace, Inc.
6.875%, due 10/01/20	425,000	457,406
Bombardier, Inc.
7.750%, due 03/15/20[2]	600,000	666,000
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	425,000	462,187
TransDigm, Inc.
6.000%, due 07/15/22[2]	125,000	127,188
		1,712,781
Airlines—0.33%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18	450,000	477,000

Apparel/textiles—0.53%
The William Carter Co.
5.250%, due 08/15/21	725,000	757,625

Auto loans—0.73%
General Motors Financial Co., Inc.
4.250%, due 05/15/23	475,000	485,094
6.750%, due 06/01/18	500,000	561,875
		1,046,969
Auto parts & equipment—2.54%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22	800,000	860,000
LKQ Corp.
4.750%, due 05/15/23	425,000	415,438
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3]	1,050,000	1,106,437
Tenneco, Inc.
7.750%, due 08/15/18	300,000	312,750
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	475,000	509,437
8.250%, due 08/15/20	400,000	435,000
		3,639,062
Automakers—1.31%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	740,000	795,981
8.250%, due 06/15/21	500,000	558,750

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Automakers—(concluded)
General Motors Co.
6.250%, due 10/02/43	450,000	527,625
		1,882,356
Banking—4.11%
Barclays Bank PLC
7.625%, due 11/21/22	850,000	954,656
Credit Agricole SA
7.875%, due 01/23/24[2,4,5]	250,000	269,688
Credit Suisse Group AG
7.500%, due 12/11/23[2,4,5]	900,000	976,500
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,4,5]	750,000	813,750
7.500%, due 06/27/24[4,5]	875,000	917,656
RBS Capital Trust II
6.425%, due 01/03/34[4,5]	275,000	292,875
Royal Bank of Scotland Group PLC
5.000%, due 10/01/14	400,000	401,081
6.125%, due 12/15/22	750,000	820,136
Societe Generale SA
7.875%, due 12/18/23[2,4,5]	425,000	443,148
		5,889,490
Brokerage—0.79%
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, due 04/15/22[2]	400,000	401,000
7.375%, due 04/01/20[2]	700,000	731,500
		1,132,500
Building & construction—1.82%
D.R. Horton, Inc.
4.375%, due 09/15/22	650,000	641,062
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	575,000	618,125
KB Home
7.250%, due 06/15/18	375,000	412,500

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Building & construction—(concluded)
Standard Pacific Corp.
8.375%, due 01/15/21	425,000	499,375
10.750%, due 09/15/16	375,000	436,875
		2,607,937
Building materials—4.37%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2]	525,000	534,188
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	550,000	574,750
Building Materials Corp. of America
6.750%, due 05/01/21[2]	725,000	777,562
Cemex SAB de CV
5.875%, due 03/25/19[2]	675,000	707,062
7.250%, due 01/15/21[2]	200,000	219,500
Masco Corp.
7.125%, due 03/15/20	400,000	460,000
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20	400,000	444,000
USG Corp.
5.875%, due 11/01/21[2]	925,000	966,625
Vulcan Materials Co.
7.500%, due 06/15/21	900,000	1,068,750
WESCO Distribution, Inc.
5.375%, due 12/15/21	500,000	506,250
		6,258,687
Chemicals—4.12%
Celanese US Holdings LLC
4.625%, due 11/15/22	225,000	228,938
5.875%, due 06/15/21	325,000	356,688
6.625%, due 10/15/18	280,000	290,500
Ineos Group Holdings PLC
6.125%, due 08/15/18[2]	1,175,000	1,213,187
Montell Finance Co. BV
8.100%, due 03/15/27[2]	275,000	373,971
Nova Chemicals Corp.
5.250%, due 08/01/23[2]	425,000	457,937
8.625%, due 11/01/19	1,335,000	1,406,756
Perstorp Holding AB
11.000%, due 08/15/17[2]	600,000	640,500

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Chemicals—(concluded)
SPCM SA
6.000%, due 01/15/22[2]	875,000	936,250
		5,904,727
Computer hardware—0.63%
NCR Corp.
5.875%, due 12/15/21	450,000	471,375
6.375%, due 12/15/23	400,000	432,000
		903,375
Consumer products—1.06%
Century Intermediate Holding Co. 2
9.750%, due 02/15/19[2,3]	450,000	479,250
Revlon Consumer Products Corp.
5.750%, due 02/15/21[6]	550,000	558,250
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20	300,000	322,500
6.625%, due 11/15/22	150,000	162,375
		1,522,375
Consumer/commercial/lease financing—5.56%
Ally Financial, Inc.
8.000%, due 03/15/20	775,000	941,625
8.000%, due 11/01/31	325,000	420,469
CIT Group, Inc.
5.000%, due 08/15/22	325,000	342,875
5.500%, due 02/15/19[2]	640,000	690,400
International Lease Finance Corp.
5.875%, due 04/01/19	300,000	327,750
5.875%, due 08/15/22	500,000	546,250
7.125%, due 09/01/18[2]	1,900,000	2,180,250
Navient LLC MTN
5.500%, due 01/15/19	425,000	451,562
8.000%, due 03/25/20	700,000	808,500
8.450%, due 06/15/18	450,000	523,665
Springleaf Finance Corp.
6.900%, due 12/15/17	670,000	731,975
		7,965,321
Diversified capital goods—0.54%
Belden, Inc.
5.250%, due 07/15/24[2]	425,000	418,625

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Diversified capital goods—(concluded)
SPX Corp.
6.875%, due 09/01/17	325,000	358,313
		776,938
Electric-generation—2.52%
Calpine Corp.
5.375%, due 01/15/23	400,000	404,000
6.000%, due 01/15/22[2]	850,000	915,875
NRG Energy, Inc.
6.250%, due 07/15/22[2]	1,490,000	1,560,775
NRG Yield Operating LLC
5.375%, due 08/15/24[2]	700,000	724,500
		3,605,150
Electric-integrated—1.70%
AES Corp.
8.000%, due 06/01/20	790,000	936,150
Enel SpA
8.750%, due 09/24/73[2,5]	425,000	499,375
FirstEnergy Corp.
7.375%, due 11/15/31	825,000	1,001,964
		2,437,489
Electronics—1.85%
Advanced Micro Devices, Inc.
6.750%, due 03/01/19[2]	450,000	471,375
7.000%, due 07/01/24[2]	175,000	178,062
Flextronics International Ltd.
5.000%, due 02/15/23	650,000	671,125
Freescale Semiconductor, Inc.
8.050%, due 02/01/20	103,000	110,983
10.750%, due 08/01/20	425,000	478,125
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	700,000	735,000
		2,644,670
Energy-exploration & production—13.88%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	1,000,000	1,050,000
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, due 11/01/20[2]	375,000	363,750
7.375%, due 11/01/21[2]	425,000	414,375

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Energy-exploration & production—(continued)
Antero Resources Finance Corp.
5.375%, due 11/01/21	500,000	515,000
6.000%, due 12/01/20	800,000	844,960
Athlon Holdings LP/Athlon Finance Corp.
6.000%, due 05/01/22[2]	450,000	463,500
Berry Petroleum Co.
6.750%, due 11/01/20	315,000	329,963
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	425,000	450,500
Chaparral Energy, Inc.
7.625%, due 11/15/22	950,000	1,020,062
Chesapeake Energy Corp.
6.625%, due 08/15/20	325,000	374,563
Denbury Resources, Inc.
5.500%, due 05/01/22	600,000	615,000
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22	250,000	280,625
9.375%, due 05/01/20	750,000	845,625
Halcon Resources Corp.
9.750%, due 07/15/20	875,000	942,812
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, due 12/01/24[2]	125,000	124,688
7.625%, due 04/15/21[2]	650,000	700,375
Kodiak Oil & Gas Corp.
5.500%, due 02/01/22	450,000	474,750
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, due 12/01/21	275,000	278,438
6.625%, due 12/01/21[2]	425,000	430,312
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	125,000	128,672
8.625%, due 04/15/20	915,000	976,762
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, due 08/01/22[2]	375,000	371,250
7.625%, due 05/01/21	900,000	933,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	1,800,000	1,991,250
Oasis Petroleum, Inc.
6.500%, due 11/01/21	400,000	427,000
6.875%, due 03/15/22	775,000	846,687
Quicksilver Resources, Inc.
7.125%, due 04/01/16	300,000	193,500
Rice Energy, Inc.
6.250%, due 05/01/22[2]	500,000	511,250

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Energy-exploration & production—(concluded)
Samson Investment Co.
9.750%, due 02/15/20[6]	450,000	459,000
SandRidge Energy, Inc.
7.500%, due 02/15/23	285,000	296,400
8.750%, due 01/15/20	300,000	315,000
Seventy Seven Energy, Inc.
6.500%, due 07/15/22[2]	700,000	721,000
Seventy Seven Operating LLC
6.625%, due 11/15/19	740,000	791,800
Ultra Petroleum Corp.
5.750%, due 12/15/18[2]	400,000	413,000
		19,895,619
Environmental—0.30%
Clean Harbors, Inc.
5.250%, due 08/01/20	425,000	436,688

Food & drug retailers—0.61%
Rite Aid Corp.
9.250%, due 03/15/20	350,000	392,000
Roundy’s Supermarkets, Inc.
10.250%, due 12/15/20[2]	500,000	483,750
		875,750
Food-wholesale—1.68%
Agrokor D.D.
8.875%, due 02/01/20[2]	875,000	969,062
Aramark Corp.
5.750%, due 03/15/20	425,000	445,188
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	450,000	461,812
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, due 02/01/20[2]	500,000	533,750
		2,409,812
Forestry/paper—3.03%
Boise Cascade Co.
6.375%, due 11/01/20	1,000,000	1,060,000
Cascades, Inc.
5.500%, due 07/15/22[2]	375,000	372,188

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Forestry/paper—(concluded)
Clearwater Paper Corp.
4.500%, due 02/01/23	75,000	72,750
Domtar Corp.
10.750%, due 06/01/17	225,000	276,243
Georgia-Pacific LLC
8.875%, due 05/15/31	825,000	1,260,698
Mercer International, Inc.
9.500%, due 12/01/17	300,000	318,375
Rayonier AM Products, Inc.
5.500%, due 06/01/24[2]	575,000	563,500
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2]	400,000	415,000
		4,338,754
Gaming—3.05%
Caesars Entertainment Resort Properties LLC
8.000%, due 10/01/20[2]	275,000	272,937
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	475,000	496,375
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, due 03/15/19[2]	450,000	461,250
MGM Resorts International
6.750%, due 10/01/20	400,000	443,000
8.625%, due 02/01/19	800,000	942,000
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	600,000	672,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, due 06/01/21[2]	650,000	628,875
Wynn Macau Ltd.
5.250%, due 10/15/21[2]	450,000	457,764
		4,374,201
Gas distribution—6.82%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21	425,000	411,188
5.875%, due 08/01/23	625,000	634,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, due 03/01/22	625,000	646,875
El Paso Corp. MTN
7.750%, due 01/15/32	785,000	983,212

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Gas distribution—(concluded)
Genesis Energy LP
5.625%, due 06/15/24	500,000	498,750
Hiland Partners LP/Hiland Partners Finance Corp.
5.500%, due 05/15/22[2]	100,000	101,000
7.250%, due 10/01/20[2]	975,000	1,050,562
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.500%, due 05/15/21	225,000	242,438
8.375%, due 06/01/20	423,000	470,587
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	150,000	155,063
6.500%, due 07/15/21	775,000	840,875
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	2,025,000	2,136,375
5.750%, due 05/15/24[2]	300,000	312,000
6.250%, due 03/15/22[2]	425,000	461,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	350,000	357,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20	450,000	471,375
		9,772,800
Health facilities—4.75%
Amsurg Corp.
5.625%, due 07/15/22[2]	450,000	460,125
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	200,000	208,000
5.125%, due 08/01/21[2]	250,000	256,250
6.875%, due 02/01/22[2]	475,000	504,687
7.125%, due 07/15/20	700,000	757,750
DaVita HealthCare Partners, Inc.
5.125%, due 07/15/24	400,000	405,750
HCA Holdings, Inc.
7.750%, due 05/15/21	350,000	381,500
HCA, Inc.
5.875%, due 03/15/22	150,000	163,125
6.500%, due 02/15/20	300,000	335,625
7.250%, due 09/15/20	500,000	531,250
7.500%, due 02/15/22	620,000	722,300
Tenet Healthcare Corp.
4.375%, due 10/01/21	475,000	471,438
6.000%, due 10/01/20	675,000	732,375
8.000%, due 08/01/20	150,000	162,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Health facilities—(concluded)
8.125%, due 04/01/22	625,000	719,531
		6,811,706
Health services—1.74%
Envision Healthcare Corp.
5.125%, due 07/01/22[2]	375,000	378,750
ExamWorks Group, Inc.
9.000%, due 07/15/19	1,050,000	1,134,000
IMS Health, Inc.
6.000%, due 11/01/20[2]	400,000	420,500
Service Corp. International
5.375%, due 05/15/24[2]	550,000	567,875
		2,501,125
Hotels—0.25%
Felcor Lodging LP
6.750%, due 06/01/19	335,000	353,425

Household & leisure product—0.10%
Brunswick Corp.
4.625%, due 05/15/21[2]	150,000	148,500

Investments & miscellaneous financial services—0.79%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22	375,000	390,938
6.000%, due 08/01/20	700,000	747,250
		1,138,188
Leisure—0.62%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	675,000	708,750
Speedway Motorsports, Inc.
6.750%, due 02/01/19	175,000	183,313
		892,063
Machinery—0.96%
Case New Holland, Inc.
7.875%, due 12/01/17	765,000	874,013

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Machinery—(concluded)
The Manitowoc Co., Inc.
8.500%, due 11/01/20	465,000	509,175
		1,383,188
Managed care—0.38%
MPH Acquisition Holdings LLC
6.625%, due 04/01/22[2]	525,000	549,281

Media-broadcast—1.81%
Clear Channel Communications, Inc.
9.000%, due 12/15/19	500,000	517,500
14.000%, due 02/01/21[3]	722,240	725,851
Sinclair Television Group, Inc.
8.375%, due 10/15/18	350,000	366,625
Sirius XM Holdings, Inc.
4.250%, due 05/15/20[2]	175,000	171,500
4.625%, due 05/15/23[2]	300,000	289,500
5.750%, due 08/01/21[2]	275,000	286,000
5.875%, due 10/01/20[2]	225,000	235,125
		2,592,101
Media-cable—8.62%
Altice SA
7.750%, due 05/15/22[2]	800,000	850,000
Cablevision Systems Corp.
5.875%, due 09/15/22	225,000	228,375
8.625%, due 09/15/17	65,000	74,100
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	700,000	743,750
6.625%, due 01/31/22	600,000	644,220
8.125%, due 04/30/20	950,000	1,018,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	400,000	396,500
Cogeco Cable, Inc.
4.875%, due 05/01/20[2]	350,000	353,500
CSC Holdings LLC
8.625%, due 02/15/19	375,000	440,625
DISH DBS Corp.
7.875%, due 09/01/19	1,425,000	1,653,000
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2]	1,075,000	1,136,812
Numericable Group SA
4.875%, due 05/15/19[2]	475,000	480,938
6.250%, due 05/15/24[2]	925,000	953,906

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Media-cable—(concluded)
Ono Finance II PLC
10.875%, due 07/15/19[2]	525,000	567,630
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[2]	750,000	766,875
Virgin Media Finance PLC
5.250%, due 02/15/22	475,000	458,375
8.375%, due 10/15/19	334,000	349,865
VTR Finance BV
6.875%, due 01/15/24[2]	200,000	214,310
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	925,000	1,031,375
		12,363,031
Media-diversified—0.64%
Gannett Co., Inc.
5.125%, due 07/15/20	175,000	178,938
6.375%, due 10/15/23[2]	700,000	743,750
		922,688
Media-services—0.64%
Lamar Media Corp.
5.375%, due 01/15/24[2]	450,000	463,500
WMG Acquisition Corp.
5.625%, due 04/15/22[2]	50,000	51,250
6.000%, due 01/15/21[2]	390,000	405,600
		920,350
Medical products—1.07%
Biomet, Inc.
6.500%, due 08/01/20	700,000	753,375
Grifols Worldwide Operations Ltd.
5.250%, due 04/01/22[2]	200,000	205,500
Hologic, Inc.
6.250%, due 08/01/20	275,000	290,125
Millinckrodt International Finance SA/Mallinkrodt CB LLC
5.750%, due 08/01/22[2]	275,000	280,844
		1,529,844

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Metals/mining excluding steel—2.76%
Arch Coal, Inc.
7.250%, due 06/15/21	25,000	16,563
9.875%, due 06/15/19	475,000	384,750
FMG Resources (August 2006)
8.250%, due 11/01/19[2]	450,000	492,750
Hecla Mining Co.
6.875%, due 05/01/21	2,075,000	2,033,500
Murray Energy Corp.
8.625%, due 06/15/21[2]	625,000	662,500
Westmoreland Escrow Corp.
10.750%, due 02/01/18[2]	350,000	373,187
		3,963,250
Multi-line insurance—0.57%
AXA SA
6.379%, due 12/14/36[2,4,5]	750,000	813,750

Oil field equipment & services—3.51%
Expro Finance Luxembourg
8.500%, due 12/15/16[2]	452,000	471,210
Key Energy Services, Inc.
6.750%, due 03/01/21	600,000	609,000
Offshore Group Investment Ltd.
7.500%, due 11/01/19	1,250,000	1,278,125
Pacific Drilling SA
5.375%, due 06/01/20[2]	1,875,000	1,828,125
Precision Drilling Corp.
5.250%, due 11/15/24[2]	400,000	400,000
SESI LLC
7.125%, due 12/15/21	400,000	451,000
		5,037,460
Oil refining & marketing—0.73%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21[2]	575,000	573,563
7.625%, due 01/15/22	450,000	470,250
		1,043,813
Packaging—3.47%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19[2]	250,000	252,500
6.750%, due 01/31/21[2]	200,000	204,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Packaging—(concluded)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	475,000	466,094
Graphic Packaging International, Inc.
4.750%, due 04/15/21	350,000	357,000
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20	500,000	522,500
7.875%, due 08/15/19	925,000	1,001,312
8.250%, due 02/15/21[6]	900,000	982,125
9.875%, due 08/15/19	150,000	166,313
Sealed Air Corp.
5.250%, due 04/01/23[2]	350,000	357,875
8.375%, due 09/15/21[2]	585,000	658,125
		4,967,844
Personal & casualty insurance—0.73%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,5]	520,000	808,600
XL Group PLC, Series E
6.500%, due 04/15/17[4,5]	240,000	231,900
		1,040,500
Pharmaceuticals—3.43%
Capsugel SA
7.000%, due 05/15/19[2,3]	775,000	792,437
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	650,000	697,125
Endo Finance LLC & Endo Finco, Inc.
5.375%, due 01/15/23[2]	350,000	349,125
7.000%, due 12/15/20[2]	500,000	535,000
7.250%, due 01/15/22[2]	350,000	379,313
Forest Laboratories, Inc.
5.000%, due 12/15/21[2]	175,000	192,979
Par Pharmaceutical Cos., Inc.
7.375%, due 10/15/20	175,000	185,500
Valeant Pharmaceuticals International, Inc.
6.375%, due 10/15/20[2]	175,000	183,094
7.000%, due 10/01/20[2]	1,255,000	1,333,437
7.500%, due 07/15/21[2]	250,000	272,500
		4,920,510

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Printing & publishing—1.25%
RR Donnelley & Sons Co.
6.000%, due 04/01/24	325,000	325,812
7.875%, due 03/15/21	400,000	452,000
The McClatchy Co.
9.000%, due 12/15/22	900,000	1,012,500
		1,790,312
Real estate development & management—0.61%
CBRE Services, Inc.
5.000%, due 03/15/23	450,000	456,210
Realogy Corp.
7.875%, due 02/15/19[2]	400,000	424,000
		880,210
Software/services—4.14%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	550,000	555,500
Ceridian LLC/Comdata, Inc.
8.125%, due 11/15/17[2]	375,000	380,063
Epicor Software Corp.
8.625%, due 05/01/19	625,000	670,312
First Data Corp.
10.625%, due 06/15/21	179,000	207,640
12.625%, due 01/15/21	1,550,000	1,894,875
Infor US, Inc.
9.375%, due 04/01/19	500,000	550,000
11.500%, due 07/15/18	400,000	448,500
MedAssets, Inc.
8.000%, due 11/15/18	725,000	760,344
SunGard Data Systems, Inc.
7.375%, due 11/15/18	450,000	470,250
		5,937,484
Specialty retail—2.11%
Claire’s Stores, Inc.
8.875%, due 03/15/19	150,000	132,750
9.000%, due 03/15/19[2]	150,000	156,000
CST Brands, Inc.
5.000%, due 05/01/23	100,000	100,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[2,3]	192,000	196,320
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	450,000	456,750
Party City Holdings, Inc.
8.875%, due 08/01/20	825,000	909,562

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Specialty retail—(concluded)
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, due 08/15/19[2,3]	200,000	205,500
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	550,000	585,063
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3]	275,000	282,219
		3,024,164
Steel producers/products—1.99%
ArcelorMittal
6.750%, due 02/25/22[6]	225,000	251,145
7.250%, due 03/01/41[6]	425,000	449,969
7.500%, due 10/15/39[6]	1,075,000	1,169,062
Commercial Metals Co.
4.875%, due 05/15/23	400,000	392,000
Steel Dynamics, Inc.
5.250%, due 04/15/23	450,000	456,750
6.375%, due 08/15/22	125,000	133,750
		2,852,676
Support-services—5.68%
Abengoa Finance SAU
7.750%, due 02/01/20[2]	350,000	382,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	450,000	460,125
BlueLine Rental Finance Corp.
7.000%, due 02/01/19[2]	200,000	211,500
FTI Consulting, Inc.
6.750%, due 10/01/20	175,000	184,625
Interactive Data Corp.
5.875%, due 04/15/19[2]	400,000	397,250
ServiceMaster Co.
7.000%, due 08/15/20	227,000	242,323
8.000%, due 02/15/20	488,000	523,380
SquareTwo Financial Corp.
11.625%, due 04/01/17	2,625,000	2,579,062
The ADT Corp.
6.250%, due 10/15/21	600,000	634,500
The Geo Group, Inc.
5.125%, due 04/01/23	225,000	218,250
The Hertz Corp.
5.875%, due 10/15/20	100,000	102,875

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Support-services—(concluded)
TMS International Corp.
7.625%, due 10/15/21[2]	1,025,000	1,089,062
United Rentals North America, Inc.
5.750%, due 07/15/18	200,000	210,500
6.125%, due 06/15/23	450,000	480,375
8.250%, due 02/01/21	100,000	110,000
West Corp.
7.875%, due 01/15/19	298,000	312,528
		8,138,730
Telecom-integrated/services—7.29%
CenturyLink, Inc.
6.450%, due 06/15/21	625,000	684,375
6.750%, due 12/01/23	250,000	276,719
7.600%, due 09/15/39	150,000	152,625
Embarq Corp.
7.995%, due 06/01/36	225,000	253,100
Equinix, Inc.
5.375%, due 04/01/23	650,000	663,000
7.000%, due 07/15/21	500,000	545,625
Frontier Communications Corp.
8.500%, due 04/15/20	600,000	697,500
9.000%, due 08/15/31	545,000	588,600
9.250%, due 07/01/21	475,000	562,875
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	450,000	448,312
7.250%, due 10/15/20	1,450,000	1,551,500
Intelsat Luxembourg SA
6.750%, due 06/01/18	100,000	104,750
7.750%, due 06/01/21	800,000	844,000
Level 3 Communications, Inc.
11.875%, due 02/01/19	525,000	574,219
Level 3 Escrow II, Inc.
5.375%, due 08/15/22[2]	375,000	376,875
Level 3 Financing, Inc.
6.125%, due 01/15/21[2]	50,000	52,750
8.625%, due 07/15/20	275,000	304,563
Telecom Italia SpA
5.303%, due 05/30/24[2]	350,000	356,125
Windstream Corp.
7.750%, due 10/01/21	1,300,000	1,417,000
		10,454,513
Telecom-wireless—4.49%
SBA Telecommunications, Inc.
5.750%, due 07/15/20	150,000	158,250

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(continued)
Telecom-wireless—(concluded)
Sprint Capital Corp.
6.875%, due 11/15/28	600,000	585,000
6.900%, due 05/01/19	300,000	322,125
8.750%, due 03/15/32	875,000	975,625
Sprint Communications, Inc.
7.000%, due 03/01/20[2]	375,000	418,125
9.000%, due 11/15/18[2]	750,000	891,562
Sprint Corp.
7.125%, due 06/15/24[2]	225,000	229,500
7.250%, due 09/15/21[2]	975,000	1,033,500
7.875%, due 09/15/23[2]	200,000	214,500
T-Mobile USA, Inc.
6.625%, due 04/01/23	450,000	473,625
VimpelCom Holdings BV
6.255%, due 03/01/17[2]	400,000	400,000
Wind Acquisition Finance SA
4.750%, due 07/15/20[2]	200,000	200,500
6.500%, due 04/30/20[2]	200,000	214,000
7.375%, due 04/23/21[2]	300,000	316,500
		6,432,812
Telecommunications equipment—0.80%
Avaya, Inc.
7.000%, due 04/01/19[2]	500,000	497,500
CDW LLC/CDW Finance Corp.
6.000%, due 08/15/22	300,000	316,125
8.500%, due 04/01/19	305,000	327,875
		1,141,500
Theaters & entertainment—0.48%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	225,000	243,281
Cinemark USA, Inc.
4.875%, due 06/01/23	450,000	446,625
		689,906
Transportation excluding air/rail—1.84%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	500,000	526,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	1,100,000	1,144,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]—(concluded)
Transportation excluding air/rail—(concluded)
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
7.375%, due 01/15/22[2]	400,000	414,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
6.000%, due 07/30/19	550,000	547,250
		2,631,500
Total corporate bonds (cost—$184,686,442)		191,134,500

Repurchase agreement—2.74%
Repurchase agreement dated 08/29/14 with State Street Bank and Trust Co., 0.000% due 09/02/14, collateralized by $9,708 Federal National Mortgage Association obligations, 2.260% due 10/17/22, $242,396 US Treasury Bonds, 8.000% to 8.125% due 08/15/21 to 11/15/21 and $3,631,691 US Treasury Notes, 1.500% to 2.125% due 02/28/19 to 08/15/21; (value—$4,009,621); proceeds: $3,931,000 (cost — $3,931,000)	3,931,000	3,931,000
Total investments (cost — $188,617,442) — 136.07%		195,065,500
Liabilities in excess of other assets — (36.07)%		(51,706,889)
Net assets — 100.00%		143,358,611

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,195,761
Gross unrealized depreciation	(747,703)
Net unrealized appreciation	$6,448,058

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the Fund’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	191,134,500	—	191,134,500
Repurchase agreement	—	3,931,000	—	3,931,000
Total	—	195,065,500	—	195,065,500

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

At August 31, 2014, there were no transfers between Level 1 and Level 2.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar securities or investments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2014 (unaudited)

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	78.1
Luxembourg	6.0
Canada	2.5
United Kingdom	2.4
France	2.0
Ireland	1.5
Netherlands	1.4
Marshall Islands	1.1
Cayman Islands	0.9
Switzerland	0.5
Croatia	0.5
Mexico	0.5
Italy	0.4
Germany	0.4
Liberia	0.4
Singapore	0.3
Sweden	0.3
Greece	0.3
Australia	0.3
Spain	0.2
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2014.

Portfolio footnotes:

1	Entire or partial amount pledged as collateral for bank loan.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 50.39% of net assets as of August 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Payment-in-kind security for which part of the income earned may be paid as additional principal.
4	Perpetual bond security. The maturity date reflects next call date.
5

Variable or floating rate security. The interest rate shown is the current rate as of August 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

6	Step bond that converts to the noted fixed rate at a designated future date.

Portfolio acronyms:

MTN	Medium Term Note

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2014